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July 11, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Attn:    Mr. Mark Cowan, Document Control -- EDGAR

Re:      RIVERSOURCE VARIABLE SERIES TRUST (FILE NOS. 333-146374/811-22127)
                  RiverSource Partners Variable Portfolio-Small Cap Value Fund

Dear Mr. Cowan:

The above-mentioned Registrant is filing a preliminary information statement pursuant to Section 14(c) of the Securities and Exchange Act of 1934 in accordance with the terms of an exemptive order the Fund has received from the Securities and Exchange Commission. The exemptive order permits RiverSource Investments, LLC, subject to the approval of the Board of Directors, to select subadvisers best suited to achieve the Funds' investment objective.

If you have any questions, please contact Christopher O. Petersen at (612) 671-4321 or Katina A. Walker at (612) 671-6990.

Sincerely,


/s/ Scott R. Plummer
Scott R. Plummer
Vice President, General Counsel and Secretary